As filed with the U.S. Securities and Exchange Commission on November 9, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2024

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

August 31, 2023

NETLease Corporate Real Estate ETF

Ticker: NETL

NETLease Corporate Real Estate ETF

NETLease Corporate Real Estate ETF

Letter to Shareholders
(Unaudited)

Dear Shareholders,

Thank you for your investment in the NETLease Corporate Real Estate ETF (the “Fund” or “NETL”). The information presented in this report covers the period from March 1, 2023 through August 31, 2023 (the “current fiscal period”). The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Fundamental Income Net Lease Real Estate Index (the “Index”). The Index is designed to track the net lease real estate sector of the U.S. equity market.

The Fund had negative performance during the current fiscal period. The market price for NETL decreased -6.24% and the NAV decreased -5.91% while the S&P 500® Index, a broad market index, increased 14.50% over the same period. The Dow Jones U.S. Real Estate Total Return Index, a real estate sector index, returned -0.76% over the same period. The Fund’s Index returned negative -5.68%.

The Fund began trading on March 21, 2019, and has 3,525,000 shares outstanding as of August 31, 2023.

We appreciate your investment in NETL.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

NETLease Corporate Real Estate ETF

Letter to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investments involve risk. Principal loss is possible. The Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Index, and consequently the Fund, is expected to concentrate its investments in net lease real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. Investments in real estate companies and REITs involve unique risks, including limited financial resources, they may trade less frequently and in limited volume, and they may be more volatile than other securities. In addition, securities in the real estate sector are subject to certain risks associated with direct ownership of real estate and the risk that the value of their underlying real estate may go down. Companies in the Net Lease Real Estate sector may be affected by unique factors related to leasing properties to single tenants including dependence on the financial performance of its tenants and lease terms related to rent escalations based on economic measurements. The Fund may invest in foreign securities which involves political, economic and currency risks, differences in accounting methods and greater volatility. Investments in small and mid-sized companies have historically been subject to greater investment risk than large company stocks.

Market returns are based on the primary exchange’s official close price at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

Fundamental Income Net Lease Real Estate Index is a rules-based index that tracks the performance of the U.S. listed net lease real estate sector. The Index identifies real estate companies, including real estate investment trusts (“REITs”), screens each real estate company for property type and tenant, and assigns only those companies identified as net lease to the index. It is not possible to invest directly in an index.

The S&P 500® Index tracks the stocks of 500 U.S. companies.

The Dow Jones U.S. Real Estate Index is designed to track the performance of real estate investment trusts (REIT) and other companies that invest directly or indirectly in real estate through development, management, or ownership, including property agencies.

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

Distributor: Quasar Distributors, LLC.

NETLease Corporate Real Estate ETF

Portfolio Allocation
As of August 31, 2023 (Unaudited)

Sector	Percentage of Net Assets
Real Estate and Rental and Leasing (a)	90.3%
Finance and Insurance	9.2
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.1
Total	100.0%

(a)

The Fund’s Index, and consequently the Fund, is expected to concentrate its investments (i.e. hold more than 25% of its total assets) in real estate companies. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. See Note 7 in Notes to Financial Statements.

NETLease Corporate Real Estate ETF

Schedule of Investments
August 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Finance and Insurance — 9.2%
50,639	Innovative Industrial Properties, Inc.	$4,419,772
85,698	Spirit Realty Capital, Inc.	3,308,800
		7,728,572
	Real Estate and Rental and Leasing — 90.3% (a)
51,903	Agree Realty Corporation	3,208,643
59,433	Alpine Income Property Trust, Inc.	1,033,540
213,473	Broadstone Net Lease, Inc.	3,451,858
80,249	EPR Properties	3,593,550
139,873	Essential Properties Realty Trust, Inc.	3,359,749
113,961	Four Corners Property Trust, Inc.	2,867,259
60,842	Gaming and Leisure Properties, Inc.	2,883,911
97,675	Getty Realty Corporation	2,932,203
172,637	Gladstone Commercial Corporation	2,270,177
347,941	Global Net Lease, Inc.	3,949,130
323,715	LXP Industrial Trust	3,178,881
191,817	NETSTREIT Corporation	3,247,462
157,365	NNN REIT, Inc.	6,198,607
83,233	One Liberty Properties, Inc.	1,635,528
199,513	Postal Realty Trust, Inc. - Class A	2,878,973
112,628	Realty Income Corporation	6,311,673
129,637	Safehold, Inc.	2,758,675
192,367	STAG Industrial, Inc.	7,027,168
216,435	VICI Properties, Inc.	6,674,855
96,519	W.P. Carey, Inc.	6,278,561
		75,740,403
	TOTAL COMMON STOCKS (Cost $95,541,619)	83,468,975

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Schedule of Investments
August 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
307,192	First American Government Obligations Fund - Class X, 5.25% (b)	$307,192
	TOTAL SHORT-TERM INVESTMENTS (Cost $307,192)	307,192
	TOTAL INVESTMENTS — 99.9% (Cost $95,848,811)	83,776,167
	Other Assets in Excess of Liabilities — 0.1%	82,739
	NET ASSETS — 100.0%	$83,858,906

Percentages are stated as a percent of net assets.
(a)

The Fund’s Index, and consequently the Fund, is expected to concentrate its investments (i.e. hold more than 25% of its total assets) in real estate companies. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. See Note 7 in Notes to Financial Statements.

(b)	Rate shown is the annualized seven-day yield as of August 31, 2023.

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)

ASSETS
Investments in securities, at value (Cost $95,848,811)	$83,776,167
Receivable for securities sold	591,697
Dividends and interest receivable	129,506
Total assets	84,497,370

LIABILITIES
Payable for capital shares redeemed	594,745
Management fees payable	43,719
Total liabilities	638,464

NET ASSETS	$83,858,906

Net Assets Consist of:
Paid-in capital	$108,993,222
Total distributable earnings (accumulated deficit)	(25,134,316)
Net assets	$83,858,906

Net Asset Value:
Net assets	$83,858,906
Shares outstanding ^	3,525,000
Net asset value, offering and redemption price per share	$23.79

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Statement of Operations
For the Six-Months Ended August 31, 2023 (Unaudited)

INCOME
Dividends	$2,830,416
Interest	9,621
Total investment income	2,840,037

EXPENSES
Management fees	278,168
Total expenses	278,168

Net investment income (loss)	2,561,869

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(4,917,304)
In-kind redemptions	158,817
Change in unrealized appreciation (depreciation) on investments	(3,580,018)
Net realized and unrealized gain (loss) on investments	(8,338,505)
Net increase (decrease) in net assets resulting from operations	$(5,776,636)

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Statements of Changes in Net Assets

	Six-Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
OPERATIONS
Net investment income (loss)	$2,561,869	$3,652,270
Net realized gain (loss) on investments	(4,758,487)	(5,346,370)
Change in unrealized appreciation (depreciation) on investments	(3,580,018)	(5,944,262)
Net increase (decrease) in net assets resulting from operations	(5,776,636)	(7,638,362)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,142,250)	(3,652,270)
Tax return of capital to shareholders	—	(886,355)
Total distributions to shareholders	(2,142,250)	(4,538,625)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,057,782	44,520,965
Payments for shares redeemed	(13,962,195)	(61,992,920)
Net increase (decrease) in net assets derived from capital share transactions (a)	(7,904,413)	(17,471,955)
Net increase (decrease) in net assets	$(15,823,299)	$(29,648,942)

NET ASSETS
Beginning of period/year	$99,682,205	$129,331,147
End of period/year	$83,858,906	$99,682,205

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	250,000	1,675,000
Shares redeemed	(575,000)	(2,375,000)
Net increase (decrease)	(325,000)	(700,000)

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended August 31, 2023		Year Ended February 28,			Period Ended February 29,
	(Unaudited)		2023	2022	2021	2020 (1)
Net asset value, beginning of period/year	$25.89		$28.42	$26.95	$26.31	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.68		0.91	0.77	0.68	0.71
Net realized and unrealized gain (loss) on investments (7)	(2.21)		(2.30)	2.17	1.00	1.29
Total from investment operations	(1.53)		(1.39)	2.94	1.68	2.00

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.57)		(0.92)	(0.98)	(0.69)	(0.63)
Net realized gains	—		—	(0.23)	—	(0.06)
Tax return of capital to shareholders	—		(0.22)	(0.26)	(0.35)	—
Total distributions to shareholders	(0.57)		(1.14)	(1.47)	(1.04)	(0.69)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		—	—	0.00 (3)	0.00	(3)

Net asset value, end of period/year	$23.79		$25.89	$28.42	$26.95	$26.31

Total return	-5.91	%(4)	-4.88%	10.69%	7.29%	7.96	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$83,859		$99,682	$129,331	$70,082	$44,067

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(5)	0.60%	0.60%	0.60%	0.60	%(5)
Net investment income (loss) to average net assets	5.53	%(5)	3.43%	2.56%	2.93%	2.75	%(5)
Portfolio turnover rate (6)	9	%(4)	28%	28%	17%	11	%(4)

(1)	Commencement of operations on March 21, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Financial Highlights (Continued)

For a capital share outstanding throughout the period/year

(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Notes to Financial Statements

August 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

NETLease Corporate Real Estate ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Fundamental Income Net Lease Real Estate Index (the “Index”). The Fund commenced operations on March 21, 2019.

The end of the reporting period for the Fund is August 31, 2023, and the period covered by these Notes to Financial Statements is the six-month period ended August 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$83,468,975	$—	$—	$83,468,975
Short-Term Investments	307,192	—	—	307,192
Total Investments in Securities	$83,776,167	$—	$—	$83,776,167

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a monthly basis and distributions from net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. During the fiscal year ended February 28, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(163,266)	$163,266

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.60% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $8,395,341 and $7,940,939, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $6,019,120 and $13,877,270, respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at February 28, 2023 were as follows:

Tax cost of investments	$110,009,296
Gross tax unrealized appreciation	$3,537,149
Gross tax unrealized depreciation	(13,921,630)
Net tax unrealized appreciation (depreciation)	(10,384,481)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated gain (loss)	(6,830,949)
Distributable earnings (accumulated deficit)	$(17,215,430)

The difference between the cost basis for financial statements and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At February 28, 2023, the fund deferred, on a tax-basis, no late year ordinary losses or post-October capital losses.

As of February 28, 2023, the Fund has $3,205,015 of short-term capital loss carryforward, and $3,625,934 of long-term capital loss carryforward available. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal year ended February 28, 2023, was:

Ordinary Income	$3,652,270
Return of Capital	886,355

The tax character of distributions paid by the Fund during the period ended February 28, 2022, was:

Ordinary Income	$3,893,010
Long-Term Capital Gain	921,826
Return of Capital	1,038,004

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments in real estate companies. As a result, the value of the Fund’s shares, may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Unaudited) (Continued)

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

NETLease Corporate Real Estate ETF

Expense Example

For the Six-Months Ended August 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the below Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$940.90	$2.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.12	$3.05

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average value during the period, multiplied by 184/366 to reflect the one-half year period.

NETLease Corporate Real Estate ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

NETLease Corporate Real Estate ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended February 28, 2023, certain dividends paid by the Fund may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.47%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2023 was 2.94%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.netleaseetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.netleaseetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.netleaseetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

NETLease Corporate Real Estate ETF

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at ww.netleaseetf.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.netleaseetf.com.

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Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, Oklahoma 73120

Index Provider

Fundamental Income Strategies, LLC
2425 East Camelback Road, Suite 700
Phoenix, Arizona 85016

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

NETLease Corporate Real Estate ETF

Symbol – NETL
CUSIP – 26922A248

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/9/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/9/2023

*	Print the name and title of each signing officer under his or her signature.